Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 1,783,842	$ 1,049,732	$ 409,402
Sales of hydrocarbon, net of production costs	(456,381)	(445,776)	(239,861)
Net increase (decrease) in sales prices and production costs	(349,437)	589,275	383,089
Changes in estimated future development costs related to oil and gas reserves	(464,050)	(10,034)	(46,315)
Extensions and discoveries, less related costs	200,157	284,256	49,574
Development costs incurred	78,487	89,597	74,717
Revisions of previous quantity estimates	439,973	244,046	605,764
Purchase of Minerals in place		55,373
Net changes in income taxes	77,779	(245,263)	(256,597)
Accretion Of Discounts	283,365	172,636	69,959
Balance Ending	1,593,735	1,783,842	1,049,732
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	89,830	75,239	35,455
Sales of hydrocarbon, net of production costs	(14,284)	(18,923)	(14,251)
Net increase (decrease) in sales prices and production costs	12,799	16,093	26,928
Changes in estimated future development costs related to oil and gas reserves	(22,163)	413	79,078
Extensions and discoveries, less related costs	17,300	12,323	0
Development costs incurred	4,023	2,980	7,146
Revisions of previous quantity estimates	9,508	(4,517)	(69,594)
Purchase of Minerals in place	0	0
Net changes in income taxes	(2,025)	(1,368)	6,097
Accretion Of Discounts	9,235	7,590	4,380
Balance Ending	104,223	89,830	75,239
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	41,549	69,957	73,516
Sales of hydrocarbon, net of production costs	(17,289)	(24,781)	(26,979)
Net increase (decrease) in sales prices and production costs	6,923	(15,170)	(3,000)
Changes in estimated future development costs related to oil and gas reserves	1,165	(1,426)	8,385
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	445	0	0
Revisions of previous quantity estimates	5,482	(1,879)	603
Purchase of Minerals in place	0	0
Net changes in income taxes	729	6,808	7,976
Accretion Of Discounts	4,378	8,040	9,456
Balance Ending	43,382	41,549	69,957
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	1,379,063	814,002	269,502
Sales of hydrocarbon, net of production costs	(411,528)	(380,829)	(198,631)
Net increase (decrease) in sales prices and production costs	(299,642)	397,064	289,199
Changes in estimated future development costs related to oil and gas reserves	(268,377)	(18,632)	(124,053)
Extensions and discoveries, less related costs	182,857	271,933	49,574
Development costs incurred	69,694	85,880	67,571
Revisions of previous quantity estimates	415,349	257,540	673,622
Purchase of Minerals in place	0	0
Net changes in income taxes	23,398	(185,118)	(258,842)
Accretion Of Discounts	222,758	137,223	46,060
Balance Ending	1,313,572	1,379,063	814,002
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	238,533	90,534	30,929
Sales of hydrocarbon, net of production costs	0	0	0
Net increase (decrease) in sales prices and production costs	(48,823)	191,288	69,962
Changes in estimated future development costs related to oil and gas reserves	(175,248)	9,611	(9,725)
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	11,992	(7,098)	1,133
Purchase of Minerals in place	0	0
Net changes in income taxes	51,917	(65,585)	(11,828)
Accretion Of Discounts	42,846	19,783	10,063
Balance Ending	121,217	238,533	90,534
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	34,867	0	0
Sales of hydrocarbon, net of production costs	(13,280)	(21,243)	0
Net increase (decrease) in sales prices and production costs	(20,694)	0	0
Changes in estimated future development costs related to oil and gas reserves	573	0	0
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	4,325	737	0
Revisions of previous quantity estimates	(2,358)	0	0
Purchase of Minerals in place	0	55,373
Net changes in income taxes	3,760	0	0
Accretion Of Discounts	4,148	0	0
Balance Ending	$ 11,341	$ 34,867	$ 0